Revenue and Contracts with Customers (Details) - Schedule of deferred contract cost activity - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Schedule of deferred contract cost activity [Abstract]
Deferred contract costs beginning balance	$ 36,465	$ 142,930
Additions	2,820	124,690
Amortized costs	(24,014)
Deferred contract costs ending balance	$ 15,271	$ 36,465